Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Income Taxes [Abstract]
Schedule of deferred tax assets

	September 30,	December 31,
	2014	2013
	(Unaudited)
U.S. federal net operating loss carry forwards	$5,093,000	$4,936,000
U.S. state and city net operating loss carry forwards, net of U.S. federal tax benefit	1,455,000	1,410,000
	6,548,000	6,346,000
Less: Valuation allowance	(6,548,000)	(6,346,000)
Total	$-	$-

	December 31, 2013	December 31, 2012
Federal net operating loss carry forwards	$4,936,000	$4,739,000
State and city net operating loss carry forwards, net of federal tax benefit	1,410,000	1,354,000
	6,346,000	6,093,000
Less: Valuation allowance	(6,346,000)	(6,093,000
Total	$-	$-